Property, Plant and Equipment (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Dec. 31, 2024
Office and laboratory facilities at Zernikedreef in Leiden, the Netherlands
Property, Plant and Equipment
Right-of-use assets	€ 11,122	€ 11,433